Credit Facilities (Tables)	12 Months Ended
Dec. 31, 2017
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Details of Bank Debt
18.1.	Bank Debt

(in thousands)	December 31 2017	December 31 2016
Current portion	$-	$-
Long-term portion	770,000	1,193,000

Gross bank debt outstanding [1]	$770,000	$1,193,000

1)	There is $6 million unamortized debt issue costs associated with the Revolving Facility which have been recorded as a long-term asset under the classification Other.

	Years Ended December 31

(in thousands)	2017	2016

Interest Expense During Period
Average principle outstanding during period	$970,750	$1,148,500
Average effective interest rate during period	2.57%	2.11%

Total interest expense incurred during period	$24,993	$24,193